Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred		315	(280)
Total federal income taxes		315	(280)
Current		2,062	4,094
Deferred		496	390
Total state income taxes		2,558	4,484
Total income taxes	$ 0	$ 2,872	$ 4,764